Revenues - Reconciliation of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenues	$ 62,237	$ 35,160
Launch Services
Disaggregation Of Revenue [Line Items]
Revenues	38,971	33,085
Space Systems
Disaggregation Of Revenue [Line Items]
Revenues	23,266	2,075
Point-in-time
Disaggregation Of Revenue [Line Items]
Revenues	49,154	33,903
Point-in-time | Launch Services
Disaggregation Of Revenue [Line Items]
Revenues	36,576	31,993
Point-in-time | Space Systems
Disaggregation Of Revenue [Line Items]
Revenues	12,578	1,910
Over time
Disaggregation Of Revenue [Line Items]
Revenues	13,083	1,257
Over time | Launch Services
Disaggregation Of Revenue [Line Items]
Revenues	2,395	1,092
Over time | Space Systems
Disaggregation Of Revenue [Line Items]
Revenues	$ 10,688	$ 165